GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 139.7%
COMMON STOCKS — 139.7%
Automobiles & Components — 1.6%
Adient PLC (Ireland)*	104	$2,210
American Axle & Manufacturing Holdings, Inc.†*	1,163	12,514
Aptiv PLC (Jersey)	4	380
BorgWarner, Inc.	109	4,728
Cooper-Standard Holdings, Inc.*	18	597
Fiat Chrysler Automobiles NV (Netherlands)	670	9,842
Ford Motor Co.	71	660
Garrett Motion, Inc.*	217	2,168
General Motors Co.	104	3,806
Gentherm, Inc.(a)*	24	1,065
Goodyear Tire & Rubber Co. (The)	105	1,633
Harley-Davidson, Inc.	2	74
Visteon Corp.†*	160	13,854

		53,531

Banks — 0.8%
Bank of America Corp.†	163	5,741
Citigroup, Inc.†	40	3,196
Citizens Financial Group, Inc.	8	325
Comerica, Inc.	2	144
Fifth Third Bancorp	10	307
First Republic Bank(a)	3	352
Huntington Bancshares, Inc.	18	271
JPMorgan Chase & Co.†	56	7,806
KeyCorp	14	283
M&T Bank Corp.	2	340
People’s United Financial, Inc.	7	118
PNC Financial Services Group, Inc. (The)	7	1,117
Regions Financial Corp.	14	240
SVB Financial Group*	1	251
Truist Financial Corp.	13	732
US Bancorp	28	1,660
Wells Fargo & Co.†	77	4,143
Zions Bancorp NA(a)	3	156

		27,182

Capital Goods — 21.9%
3M Co.†	174	30,697
A.O. Smith Corp.	2	95
AAR Corp.	11	496
Actuant Corp., Class A	88	2,291
AECOM†*	269	11,602

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Aerojet Rocketdyne Holdings, Inc.(a)*	6	$274
AeroVironment, Inc.*	5	309
Albany International Corp., Class A	104	7,896
Allegion PLC (Ireland)	11	1,370
AMETEK, Inc.	111	11,071
Arconic, Inc.	211	6,492
Argan, Inc.	11	442
Armstrong World Industries, Inc.	62	5,826
Astec Industries, Inc.	78	3,276
Astronics Corp.*	1	28
Atkore International Group, Inc.*	175	7,081
Axon Enterprise, Inc.*	2	147
AZZ, Inc.	10	460
Bloom Energy Corp., Class A(a)*	692	5,169
BMC Stock Holdings, Inc.*	89	2,553
Boeing Co. (The)	11	3,583
Builders FirstSource, Inc.†*	263	6,683
Carlisle Cos., Inc.†(a)	79	12,785
Caterpillar, Inc.	10	1,477
CIRCOR International, Inc.*	73	3,376
Columbus McKinnon Corp.	43	1,721
Comfort Systems USA, Inc.	60	2,991
CSW Industrials, Inc.	25	1,925
Cubic Corp.(a)	20	1,271
Cummins, Inc.†	82	14,675
Curtiss-Wright Corp.	39	5,495
Deere & Co.	6	1,040
Dover Corp.	78	8,990
Eaton Corp. PLC (Ireland)†	228	21,596
EMCOR Group, Inc.	85	7,336
Emerson Electric Co.†	324	24,708
Evoqua Water Technologies Corp.*	211	3,998
Fastenal Co.	10	370
Flowserve Corp.	2	100
Fortive Corp.†	43	3,285
Fortune Brands Home & Security, Inc.	74	4,835
Foundation Building Materials, Inc.*	344	6,656
Franklin Electric Co., Inc.	39	2,235
General Dynamics Corp.	6	1,058
General Electric Co.	116	1,295
Gibraltar Industries, Inc.*	150	7,566
GMS, Inc.†*	291	7,880
Gorman-Rupp Co. (The)	12	450
Griffon Corp.	145	2,948

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
HD Supply Holdings, Inc.*	99	$3,982
HEICO Corp.	34	3,881
Helios Technologies, Inc.	44	2,034
Hexcel Corp.	56	4,105
Honeywell International, Inc.†	376	66,552
Hubbell, Inc.	10	1,478
Huntington Ingalls Industries, Inc.	1	251
IDEX Corp.	1	172
Illinois Tool Works, Inc.	5	898
Ingersoll-Rand PLC (Ireland)†	127	16,881
ITT, Inc.	123	9,091
Jacobs Engineering Group, Inc.	72	6,468
Johnson Controls International PLC (Ireland)†	461	18,767
Kaman Corp.	122	8,042
L3Harris Technologies, Inc.	4	791
Lockheed Martin Corp.†	150	58,407
Manitowoc Co., Inc. (The)*	46	805
Masco Corp.	151	7,246
MasTec, Inc.†(a)*	219	14,051
MRC Global, Inc.†(a)*	815	11,117
Mueller Industries, Inc.	215	6,826
Northrop Grumman Corp.†	74	25,454
NOW, Inc.(a)*	864	9,711
Oshkosh Corp.	59	5,584
PACCAR, Inc.	6	475
Parker-Hannifin Corp.	3	617
Pentair PLC (Ireland)	89	4,082
Powell Industries, Inc.	31	1,519
Primoris Services Corp.	22	489
Quanex Building Products Corp.	163	2,784
Quanta Services, Inc.	2	81
Raven Industries, Inc.	35	1,206
Raytheon Co.†	27	5,933
Regal Beloit Corp.	69	5,907
Rexnord Corp.*	6	196
Rockwell Automation, Inc.	2	405
Roper Technologies, Inc.	1	354
Simpson Manufacturing Co., Inc.	124	9,949
SiteOne Landscape Supply, Inc.(a)*	104	9,428
Snap-on, Inc.	1	169
Spirit AeroSystems Holdings, Inc., Class A	52	3,790
SPX Corp.*	136	6,920

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
SPX FLOW, Inc.*	145	$7,086
Standex International Corp.	19	1,508
Stanley Black & Decker, Inc.	3	497
Tennant Co.	36	2,805
Terex Corp.	98	2,918
Textron, Inc.	4	178
Thermon Group Holdings, Inc.*	77	2,064
Timken Co. (The)	41	2,309
TransDigm Group, Inc.†(a)	30	16,800
Triumph Group, Inc.†	445	11,245
Tutor Perini Corp.*	327	4,205
United Rentals, Inc.*	2	334
United Technologies Corp.†	454	67,991
Univar Solutions, Inc.†*	389	9,429
Universal Forest Products, Inc.†	235	11,210
Valmont Industries, Inc.	15	2,247
Wabash National Corp.	37	544
WABCO Holdings, Inc.*	16	2,168
Welbilt, Inc.(a)*	35	546
Wesco Aircraft Holdings, Inc.*	611	6,733
Westinghouse Air Brake Technologies Corp.	4	311
Woodward, Inc.	10	1,184
WW Grainger, Inc.	1	339
Xylem, Inc.	4	315

		751,767

Commercial & Professional Services — 2.4%
Barrett Business Services, Inc.	13	1,176
Brady Corp., Class A	36	2,061
CBIZ, Inc.*	13	350
Cimpress PLC (Ireland)*	28	3,522
Cintas Corp.	49	13,185
Clean Harbors, Inc.*	55	4,716
Copart, Inc.*	4	364
Deluxe Corp.	117	5,841
Ennis, Inc.	13	281
Equifax, Inc.	1	140
Franklin Covey Co.*	22	709
Herman Miller, Inc.†	133	5,539
HNI Corp.	35	1,311
Huron Consulting Group, Inc.*	40	2,749
IHS Markit Ltd. (Bermuda)*	6	452
Interface, Inc.	273	4,529
Kelly Services, Inc., Class A	65	1,468

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Kforce, Inc.	6	$238
Kimball International, Inc., Class B	41	847
Knoll, Inc.	24	606
ManpowerGroup, Inc.†	68	6,603
Nielsen Holdings PLC (United Kingdom)	6	122
Republic Services, Inc.	5	448
Robert Half International, Inc.	62	3,915
Rollins, Inc.(a)	5	166
SP Plus Corp.*	5	212
Stantec, Inc. (Canada)	1	28
Steelcase, Inc., Class A	184	3,765
Team, Inc.*	146	2,332
Tetra Tech, Inc.	62	5,342
Thomson Reuters Corp. (Canada)	29	2,076
TransUnion	85	7,277
Verisk Analytics, Inc.	3	448
Waste Management, Inc.	7	798

		83,616

Consumer Durables & Apparel — 1.6%
BRP, Inc., sub-voting shares (Canada)	7	319
Capri Holdings Ltd. (British Virgin Islands)*	3	114
DR Horton, Inc.	6	317
Garmin Ltd. (Switzerland)	4	390
Hanesbrands, Inc.(a)	45	668
Hasbro, Inc.	3	317
Installed Building Products, Inc.*	31	2,135
Leggett & Platt, Inc.	70	3,558
Lennar Corp., Class A	38	2,120
Mohawk Industries, Inc.*	1	136
Newell Brands, Inc.	8	154
NIKE, Inc., Class B	28	2,837
Polaris, Inc.	2	203
PulteGroup, Inc.	5	194
PVH Corp.	39	4,101
Ralph Lauren Corp.	2	234
Skyline Champion Corp.*	141	4,470
Steven Madden Ltd.	66	2,839
Tapestry, Inc.	5	135
Tempur Sealy International, Inc.*	3	261
TopBuild Corp.*	89	9,174
Under Armour, Inc., Class C(a)*	7	134

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Unifi, Inc.*	5	$126
Universal Electronics, Inc.*	82	4,285
VF Corp.	8	797
Vista Outdoor, Inc.*	301	2,251
Whirlpool Corp.(a)	34	5,016
Wolverine World Wide, Inc.	188	6,343

		53,628

Consumer Services — 1.6%
Aramark	161	6,987
Bloomin’ Brands, Inc.	84	1,854
Boyd Gaming Corp.	236	7,066
Bright Horizons Family Solutions, Inc.*	7	1,052
Career Education Corp.†*	219	4,027
Carnival Corp. (Panama)†	12	610
Cheesecake Factory, Inc. (The)	11	427
Chipotle Mexican Grill, Inc.*	1	837
Darden Restaurants, Inc.	2	218
Denny’s Corp.*	69	1,372
Dunkin’ Brands Group, Inc.	47	3,550
El Pollo Loco Holdings, Inc.*	14	212
H&R Block, Inc.(a)	24	564
Hilton Worldwide Holdings, Inc.	5	555
Hyatt Hotels Corp., Class A(a)	17	1,525
Las Vegas Sands Corp.	11	759
Marriott International, Inc., Class A	6	909
McDonald’s Corp.†	13	2,569
MGM Resorts International	7	233
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	3	175
Restaurant Brands International, Inc. (Canada)	8	510
Royal Caribbean Cruises Ltd. (Liberia)	4	534
Starbucks Corp.	17	1,495
Strategic Education, Inc.†	69	10,964
Wynn Resorts Ltd.	1	139
Yum! Brands, Inc.†	65	6,547

		55,690

Diversified Financials — 4.1%
American Express Co.	14	1,743
Ameriprise Financial, Inc.	1	167
Bank of New York Mellon Corp. (The)	17	856
Berkshire Hathaway, Inc., Class B†*	125	28,313

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
BlackRock, Inc.†	82	$41,221
Capital One Financial Corp.	8	823
Cboe Global Markets, Inc.	2	240
Charles Schwab Corp. (The)	23	1,094
CME Group, Inc.	7	1,405
Discover Financial Services	7	594
E*TRADE Financial Corp.	4	181
Franklin Resources, Inc.†(a)	267	6,937
Goldman Sachs Group, Inc. (The)	7	1,610
Intercontinental Exchange, Inc.	10	926
Invesco Ltd. (Bermuda)(a)	238	4,279
MarketAxess Holdings, Inc.	2	758
Moody’s Corp.†	91	21,604
Morgan Stanley	30	1,534
MSCI, Inc.	1	258
Nasdaq, Inc.	78	8,354
Northern Trust Corp.	3	319
Raymond James Financial, Inc.	2	179
S&P Global, Inc.†	5	1,365
State Street Corp.	7	554
Synchrony Financial	11	396
T Rowe Price Group, Inc.†	128	15,596

		141,306

Energy — 7.5%
Apache Corp.(a)	6	154
Baytex Energy Corp. (Canada)*	644	934
Cabot Oil & Gas Corp.	7	122
Callon Petroleum Co.(a)*	1,223	5,907
Chevron Corp.†	296	35,671
Cimarex Energy Co.	2	105
Concho Resources, Inc.	2	175
ConocoPhillips†	89	5,788
Core Laboratories NV (Netherlands)	16	603
CVR Energy, Inc.	124	5,013
Devon Energy Corp.†	187	4,856
DHT Holdings, Inc. (Marshall Islands)	844	6,988
Diamondback Energy, Inc.	2	186
DMC Global, Inc.(a)	89	4,000
Dorian LPG Ltd. (Marshall Islands)*	443	6,858
EOG Resources, Inc.	8	670
Exxon Mobil Corp.†	409	28,540
Frank’s International NV (Netherlands)*	105	543
Green Plains, Inc.(a)	585	9,027

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Halliburton Co.	16	$392
Helmerich & Payne, Inc.	2	91
Hess Corp.	6	401
HollyFrontier Corp.	80	4,057
Kinder Morgan, Inc.	40	847
Kosmos Energy Ltd.(a)	1,206	6,874
Marathon Oil Corp.	15	204
Marathon Petroleum Corp.†	323	19,461
Matrix Service Co.*	135	3,089
Nabors Industries Ltd. (Bermuda)†	6,237	17,963
National Oilwell Varco, Inc.(a)	7	175
NexTier Oilfield Solutions, Inc.†*	1,679	11,249
Noble Energy, Inc.	9	224
Nordic American Tankers Ltd. (Bermuda)	927	4,561
Occidental Petroleum Corp.	14	577
Oceaneering International, Inc.*	354	5,278
Oil States International, Inc.*	388	6,328
ONEOK, Inc.	7	530
Patterson-UTI Energy, Inc.†	1,038	10,899
PDC Energy, Inc.†*	469	12,274
Phillips 66†	232	25,847
Pioneer Natural Resources Co.	2	303
ProPetro Holding Corp.*	21	236
Schlumberger Ltd. (Curacao)	25	1,005
TC Energy Corp. (Canada)(a)	20	1,066
TechnipFMC PLC (United Kingdom)	235	5,038
Valero Energy Corp.†	25	2,341
Williams Cos., Inc. (The)	16	380
World Fuel Services Corp.	4	174

		258,004

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	5	1,470
Ingles Markets, Inc., Class A	19	903
Kroger Co. (The)	15	435
Rite Aid Corp.(a)*	240	3,713
Sprouts Farmers Market, Inc.*	7	135
Sysco Corp.†	9	770
Walgreens Boots Alliance, Inc.†	497	29,303
Walmart, Inc.†	532	63,223
Weis Markets, Inc.	79	3,199

		103,151

Food, Beverage & Tobacco — 10.2%
Altria Group, Inc.†	756	37,732

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Archer-Daniels-Midland Co.†	270	$12,514
Brown-Forman Corp., Class B(a)	7	473
Calavo Growers, Inc.(a)	63	5,707
Campbell Soup Co.(a)	23	1,137
Coca-Cola Co. (The)†	657	36,365
Coca-Cola Consolidated, Inc.	13	3,693
Conagra Brands, Inc.	9	308
Constellation Brands, Inc., Class A	3	569
Flowers Foods, Inc.	50	1,087
Fresh Del Monte Produce, Inc. (Cayman Islands)	109	3,813
General Mills, Inc.†	312	16,711
Hain Celestial Group, Inc. (The)(a)*	308	7,994
Hershey Co. (The)†	107	15,727
Hormel Foods Corp.(a)	9	406
JM Smucker Co. (The)	2	208
John B. Sanfilippo & Son, Inc.	84	7,668
Kellogg Co.	6	415
Keurig Dr Pepper, Inc.(a)	241	6,977
Kraft Heinz Co. (The)†	600	19,278
Lamb Weston Holdings, Inc.	2	172
McCormick & Co., Inc., non-voting shares(a)	14	2,376
Molson Coors Beverage Co., Class B	73	3,935
Mondelez International, Inc., Class A†	690	38,005
Monster Beverage Corp.*	10	636
National Beverage Corp.(a)*	51	2,602
PepsiCo, Inc.†	476	65,055
Philip Morris International, Inc.†	603	51,309
Pilgrim’s Pride Corp.*	19	622
Sanderson Farms, Inc.	16	2,820
TreeHouse Foods, Inc.(a)*	83	4,026
Tyson Foods, Inc., Class A	6	546

		350,886

Health Care Equipment & Services — 5.7%
Abbott Laboratories†	31	2,693
ABIOMED, Inc.*	2	341
Align Technology, Inc.*	1	279
Allscripts Healthcare Solutions, Inc.(a)*	643	6,311
AmerisourceBergen Corp.	3	255
AngioDynamics, Inc.*	143	2,289
Anthem, Inc.	5	1,510

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Baxter International, Inc.	7	$585
Becton Dickinson and Co.	3	816
Boston Scientific Corp.*	19	859
Cardinal Health, Inc.†	135	6,828
Centene Corp.†*	209	13,140
Cerner Corp.	5	367
Cigna Corp.	7	1,431
CONMED Corp.	81	9,058
Cooper Cos., Inc. (The)	2	643
Covetrus, Inc.(a)*	161	2,125
CVS Health Corp.†	687	51,037
Danaher Corp.†	86	13,199
DaVita, Inc.*	80	6,002
DENTSPLY SIRONA, Inc.	3	170
DexCom, Inc.*	3	656
Edwards Lifesciences Corp.*	2	467
HCA Healthcare, Inc.	6	887
Henry Schein, Inc.(a)*	2	133
HMS Holdings Corp.†*	3	89
Hologic, Inc.*	4	209
Humana, Inc.†	5	1,833
IDEXX Laboratories, Inc.*	1	261
Intuitive Surgical, Inc.*	1	591
Laboratory Corp. of America Holdings*	1	169
Lantheus Holdings, Inc.*	184	3,774
Magellan Health, Inc.*	36	2,817
McKesson Corp.	3	415
MEDNAX, Inc.*	243	6,753
Medtronic PLC (Ireland)	24	2,723
Natus Medical, Inc.*	130	4,289
Nevro Corp.*	42	4,937
NextGen Healthcare, Inc.*	49	787
Novocure Ltd. (Jersey)*	99	8,343
Patterson Cos., Inc.	5	102
Quest Diagnostics, Inc.†	71	7,582
ResMed, Inc.	2	310
Simulations Plus, Inc.	3	87
STAAR Surgical Co.(a)*	12	422
STERIS PLC (Ireland)	2	305
Stryker Corp.	4	840
Surgery Partners, Inc.*	90	1,409
Teladoc Health, Inc.(a)*	16	1,340
Teleflex, Inc.	1	376

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tenet Healthcare Corp.*	4	$152
Tivity Health, Inc.(a)*	105	2,136
UnitedHealth Group, Inc.	19	5,586
Universal Health Services, Inc., Class B	2	287
Varian Medical Systems, Inc.*	2	284
Veeva Systems, Inc., Class A*	71	9,987
WellCare Health Plans, Inc.*	1	330
West Pharmaceutical Services, Inc.	12	1,804
Zimmer Biomet Holdings, Inc.	4	599

		194,009

Household & Personal Products — 0.9%
Church & Dwight Co., Inc.	4	281
Clorox Co. (The)	2	307
Colgate-Palmolive Co.†	218	15,007
Coty, Inc., Class A(a)	10	112
Energizer Holdings, Inc.(a)	60	3,013
Estee Lauder Cos., Inc. (The), Class A	7	1,446
Inter Parfums, Inc.	7	509
Kimberly-Clark Corp.	6	825
Procter & Gamble Co. (The)†	87	10,866

		32,366

Insurance — 1.7%
Aflac, Inc.	13	688
Allstate Corp. (The)	6	675
American International Group, Inc.	12	616
Aon PLC (United Kingdom)	5	1,041
Arthur J Gallagher & Co.	4	381
Assurant, Inc.	5	655
Chubb Ltd. (Switzerland)	7	1,090
Cincinnati Financial Corp.†	86	9,043
Everest Re Group Ltd. (Bermuda)	1	277
Globe Life, Inc.	1	105
Hartford Financial Services Group, Inc. (The)†	134	8,143
Lincoln National Corp.	3	177
Loews Corp.	5	262
Marsh & McLennan Cos., Inc.†	266	29,635
MetLife, Inc.	13	663
Principal Financial Group, Inc.	5	275
Progressive Corp. (The)	11	796
Prudential Financial, Inc.	6	562
Travelers Cos., Inc. (The)	4	548

	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Unum Group	3	$87
Willis Towers Watson PLC (Ireland)	3	606
WR Berkley Corp.	3	207

		56,532

Materials — 7.0%
A. Schulman, Inc. CVR(b)*	141	74
Air Products & Chemicals, Inc.	3	705
Alamos Gold, Inc., Class A (Canada)	636	3,829
Albemarle Corp.(a)	1	73
Allegheny Technologies, Inc.(a)*	521	10,764
Amcor PLC (Jersey)(a)	195	2,114
Ashland Global Holdings, Inc.†	143	10,944
Avery Dennison Corp.	44	5,756
Balchem Corp.	24	2,439
Ball Corp.†	174	11,253
Boise Cascade Co.	199	7,269
Cabot Corp.	151	7,176
Celanese Corp.	47	5,787
CF Industries Holdings, Inc.	4	191
Coeur Mining, Inc.*	3	24
Corteva, Inc.	14	414
Crown Holdings, Inc.*	117	8,487
Domtar Corp.	67	2,562
Dow, Inc.	14	766
DuPont de Nemours, Inc.†	116	7,447
Eastman Chemical Co.	2	159
Ecolab, Inc.	5	965
FMC Corp.	69	6,888
Forterra, Inc.*	239	2,763
Freeport-McMoRan, Inc.	27	354
GCP Applied Technologies, Inc.*	131	2,975
Graphic Packaging Holding Co.†	618	10,290
Ingevity Corp.*	14	1,223
Innospec, Inc.	68	7,034
International Flavors & Fragrances, Inc.(a)	2	258
International Paper Co.	7	322
Kaiser Aluminum Corp.	34	3,770
Kirkland Lake Gold Ltd. (Canada)(a)	57	2,512
Koppers Holdings, Inc.*	155	5,924
Linde PLC (Ireland)†	36	7,664
LyondellBasell Industries NV, Class A (Netherlands)	5	472
Martin Marietta Materials, Inc.	1	280

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Mosaic Co. (The)	200	$4,328
Myers Industries, Inc.	6	100
Neenah, Inc.	82	5,775
NewMarket Corp.	14	6,811
Newmont Goldcorp Corp.	11	478
Nucor Corp.	5	281
Packaging Corp. of America(a)	50	5,600
Pan American Silver Corp. (Canada)	11	261
PPG Industries, Inc.†	125	16,686
Reliance Steel & Aluminum Co.†	136	16,287
Royal Gold, Inc.	13	1,589
Schweitzer-Mauduit International, Inc.	106	4,451
Sealed Air Corp.	3	119
Sherwin-Williams Co. (The)	1	584
Silgan Holdings, Inc.	1	31
Summit Materials, Inc., Class A*	246	5,879
SunCoke Energy, Inc.	88	548
Trinseo SA (Luxembourg)	41	1,526
Valvoline, Inc.	36	771
Vulcan Materials Co.	1	144
Westrock Co.	135	5,793
Wheaton Precious Metals Corp. (Canada)	198	5,890
Worthington Industries, Inc.	37	1,561
Yamana Gold, Inc. (Canada)†	2,836	11,202

		238,622

Media — 0.1%
Lions Gate Entertainment Corp., Class B (Canada)*	227	2,254

Media & Entertainment — 10.6%
Activision Blizzard, Inc.	14	832
Alphabet, Inc., Class A†*	78	104,472
AMC Entertainment Holdings, Inc., Class A(a)	412	2,983
Cardlytics, Inc.(a)*	34	2,137
Cargurus, Inc.*	82	2,885
Charter Communications, Inc., Class A*	93	45,112
Comcast Corp., Class A†	2,044	91,919
Discovery, Inc., Class A(a)*	13	426
DISH Network Corp., Class A*	13	461
Electronic Arts, Inc.*	6	645
EverQuote, Inc., Class A*	128	4,397
Facebook, Inc., Class A†*	309	63,422

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Fox Corp., Class A†	328	$12,159
Interpublic Group of Cos., Inc. (The)(a)	6	139
Live Nation Entertainment, Inc.*	2	143
Loral Space & Communications, Inc.*	30	970
Netflix, Inc.*	5	1,618
News Corp., Class A	11	156
Omnicom Group, Inc.	115	9,317
Scholastic Corp.	4	154
Shaw Communications, Inc., Class B (Canada)	9	183
Take-Two Interactive Software, Inc.*	1	122
TechTarget, Inc.*	139	3,628
Twitter, Inc.*	11	353
ViacomCBS, Inc., Class B	6	252
Walt Disney Co. (The)	32	4,628
WideOpenWest, Inc.*	211	1,566
Yelp, Inc.*	185	6,444

		361,523

Pharmaceuticals, Biotechnology & Life Sciences — 10.2%
AbbVie, Inc.†	508	44,978
ACADIA Pharmaceuticals, Inc.(a)*	9	385
Agilent Technologies, Inc.	4	341
Alexion Pharmaceuticals, Inc.*	64	6,922
Allergan PLC (Ireland)	5	956
Amgen, Inc.†	158	38,089
Anika Therapeutics, Inc.*	88	4,563
Arrowhead Pharmaceuticals, Inc.(a) *	47	2,981
Biogen, Inc.†*	104	30,860
Bio-Rad Laboratories, Inc., Class A†*	15	5,550
Bio-Techne Corp.	5	1,098
Bristol-Myers Squibb Co.	974	62,521
Bruker Corp.	20	1,019
Catalyst Pharmaceuticals, Inc.*	74	278
ChemoCentryx, Inc.*	43	1,701
Clovis Oncology, Inc.(a)*	377	3,930
Coherus Biosciences, Inc.*	244	4,393
Corcept Therapeutics, Inc.(a)*	263	3,182
Eli Lilly & Co.†	18	2,366
Gilead Sciences, Inc.	22	1,430
Illumina, Inc.*	1	332
ImmunoGen, Inc.*	471	2,404
Incyte Corp.*	2	175
Intellia Therapeutics, Inc.*	74	1,086

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Ionis Pharmaceuticals, Inc.*	2	$121
IQVIA Holdings, Inc.*	2	309
Johnson & Johnson†	115	16,775
Kadmon Holdings, Inc.*	1	5
Merck & Co., Inc.†	638	58,026
Mettler-Toledo International, Inc.*	1	793
Mylan NV (Netherlands)*	9	181
Neurocrine Biosciences, Inc.*	37	3,977
Pacira BioSciences, Inc.*	30	1,359
PerkinElmer, Inc.(a)	1	97
Perrigo Co. PLC (Ireland)	2	103
Pfizer, Inc.†	867	33,969
Provention Bio, Inc.*	16	238
QIAGEN NV (Netherlands)*	105	3,549
Regeneron Pharmaceuticals, Inc.*	3	1,126
Thermo Fisher Scientific, Inc.	6	1,949
United Therapeutics Corp.*	52	4,580
Vanda Pharmaceuticals, Inc.*	16	263
Vertex Pharmaceuticals, Inc.*	3	657
Waters Corp.*	1	234
Zoetis, Inc.	9	1,191

		351,042

Real Estate — 1.0%
Alexandria Real Estate Equities, Inc., REIT	2	323
American Tower Corp., REIT	5	1,149
Apartment Investment & Management Co., Class A, REIT	2	103
AvalonBay Communities, Inc., REIT	2	419
Boston Properties, Inc., REIT	2	276
CBRE Group, Inc., Class A†*	177	10,848
Crown Castle International Corp., REIT	5	711
Digital Realty Trust, Inc., REIT(a)	4	479
Duke Realty Corp., REIT	5	173
Equinix, Inc., REIT	1	584
Equity Residential, REIT	5	405
Essex Property Trust, Inc., REIT	2	602
Extra Space Storage, Inc., REIT	2	211
Federal Realty Investment Trust, REIT	1	129
Healthpeak Properties, Inc., REIT	7	241
Host Hotels & Resorts, Inc., REIT	13	241

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (Continued)
Iron Mountain, Inc., REIT(a)	4	$127
Kimco Realty Corp., REIT	7	145
Mid-America Apartment Communities, Inc., REIT	2	264
Prologis, Inc., REIT†	139	12,390
Public Storage, REIT	3	639
Realty Income Corp., REIT†	5	368
Regency Centers Corp., REIT	3	189
SBA Communications Corp., REIT	1	241
Simon Property Group, Inc., REIT	5	745
SL Green Realty Corp., REIT	1	92
UDR, Inc., REIT	5	234
Ventas, Inc., REIT	5	289
Vornado Realty Trust, REIT	3	200
Welltower, Inc., REIT	8	654
Weyerhaeuser Co., REIT	13	393

		33,864

Retailing — 12.8%
Aaron’s, Inc.	4	228
Advance Auto Parts, Inc.	1	160
Amazon.com, Inc.†*	56	103,479
American Eagle Outfitters, Inc.(a)	290	4,263
AutoNation, Inc.*	54	2,626
AutoZone, Inc.†*	13	15,487
Best Buy Co., Inc.	4	351
Big Lots, Inc.(a)	130	3,734
Booking Holdings, Inc.†*	12	24,645
Buckle, Inc. (The)(a)	15	406
Burlington Stores, Inc.*	22	5,017
Caleres, Inc.†	451	10,711
Camping World Holdings, Inc., Class A(a)	383	5,645
CarMax, Inc.(a)*	3	263
Children’s Place, Inc. (The)(a)	77	4,814
Designer Brands, Inc., Class A(a)	119	1,873
Dollar General Corp.†	107	16,690
Dollar Tree, Inc.*	5	470
eBay, Inc.†	392	14,155
Expedia Group, Inc.	2	216
Gap, Inc. (The)(a)	195	3,448
Genesco, Inc.*	1	48
Genuine Parts Co.	77	8,180
Group 1 Automotive, Inc.	11	1,100
Groupon, Inc.*	1,033	2,469

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Guess?, Inc.	335	$7,497
Home Depot, Inc. (The)†	472	103,075
Kohl’s Corp.	2	102
L Brands, Inc.	5	91
LKQ Corp.*	164	5,855
Lowe’s Cos., Inc.†	14	1,677
Macy’s, Inc.	6	102
Murphy USA, Inc.*	28	3,276
National Vision Holdings, Inc.*	50	1,622
Nordstrom, Inc.	3	123
O’Reilly Automotive, Inc.*	1	438
Penske Automotive Group, Inc.	8	402
PetMed Express, Inc.(a)	57	1,341
Pool Corp.	41	8,708
Qurate Retail, Inc.*	879	7,410
RH†*	69	14,732
Ross Stores, Inc.	7	815
Sally Beauty Holdings, Inc.(a)*	112	2,044
Sleep Number Corp.*	12	591
Sonic Automotive, Inc., Class A	270	8,370
Stamps.com, Inc.*	22	1,837
Target Corp.†	269	34,488
Tiffany & Co.	3	401
TJX Cos., Inc. (The)†	22	1,343
Tractor Supply Co.	2	187
Ulta Beauty, Inc.(a)*	2	506

		437,511

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.(a)*	18	825
Ambarella, Inc. (Cayman Islands)*	120	7,267
Analog Devices, Inc.	7	832
Applied Materials, Inc.†	16	977
Broadcom, Inc.	7	2,212
Brooks Automation, Inc.	242	10,154
Impinj, Inc.(a)*	35	905
Intel Corp.†	78	4,668
KLA Corp.	2	356
Lam Research Corp.†	9	2,632
Lattice Semiconductor Corp.†*	414	7,924
Maxim Integrated Products, Inc.	4	246
Microchip Technology, Inc.(a)	5	524
Micron Technology, Inc.*	21	1,129
NVIDIA Corp.	8	1,882
PDF Solutions, Inc.*	44	743

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qorvo, Inc.*	54	$6,276
QUALCOMM, Inc.	21	1,853
Skyworks Solutions, Inc.	3	363
Synaptics, Inc.†(a)*	210	13,812
Texas Instruments, Inc.†	18	2,309
Ultra Clean Holdings, Inc.*	410	9,623
Universal Display Corp.†	31	6,388
Xilinx, Inc.	4	391

		84,291

Software & Services — 10.3%
Accenture PLC, Class A (Ireland)†	327	68,856
Adobe, Inc.*	6	1,979
Akamai Technologies, Inc.*	3	259
Alliance Data Systems Corp.	27	3,029
Anaplan, Inc.*	1	52
ANSYS, Inc.*	1	257
Appfolio, Inc., Class A(a)*	2	220
Aspen Technology, Inc.†*	91	11,005
Autodesk, Inc.*	2	367
Automatic Data Processing, Inc.	8	1,364
Blackbaud, Inc.	40	3,184
Broadridge Financial Solutions, Inc.	2	247
CACI International, Inc., Class A*	12	3,000
Cadence Design Systems, Inc.*	4	277
Citrix Systems, Inc.	2	222
Cognizant Technology Solutions Corp., Class A†	65	4,031
CommVault Systems, Inc.*	149	6,651
CSG Systems International, Inc.	192	9,942
Digital Turbine, Inc.*	217	1,547
Domo, Inc., Class B*	12	261
DXC Technology Co.	5	188
Evo Payments, Inc., Class A*	12	317
Fidelity National Information Services, Inc.	8	1,113
Fiserv, Inc.*	8	925
FleetCor Technologies, Inc.*	1	288
Fortinet, Inc.*	4	427
Gartner, Inc.*	1	154
Global Payments, Inc.	4	730
GoDaddy, Inc., Class A*	127	8,626
International Business Machines Corp.	15	2,011
Intuit, Inc.	5	1,310

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Jack Henry & Associates, Inc.	2	$291
Leidos Holdings, Inc.	77	7,538
Manhattan Associates, Inc.*	16	1,276
ManTech International Corp., Class A	125	9,985
Mastercard, Inc., Class A†	19	5,673
Microsoft Corp.†	402	63,395
NIC, Inc.	224	5,006
NortonLifeLock, Inc.	11	281
Open Text Corp. (Canada)	15	661
Oracle Corp.†	940	49,801
Paychex, Inc.	7	595
PayPal Holdings, Inc.†*	21	2,272
Paysign, Inc.(a)*	45	457
Perspecta, Inc.	260	6,874
PROS Holdings, Inc.*	4	240
PTC, Inc.*	22	1,648
Qualys, Inc.(a)*	80	6,670
Sabre Corp.	295	6,620
salesforce.com, Inc.*	11	1,789
Science Applications International Corp.(a)	31	2,698
SecureWorks Corp., Class A*	7	117
ServiceNow, Inc.*	2	565
SPS Commerce, Inc.*	83	4,600
Square, Inc., Class A(a)*	193	12,074
SS&C Technologies Holdings, Inc.	149	9,149
Sykes Enterprises, Inc.*	13	481
Synopsys, Inc.*	2	278
TTEC Holdings, Inc.	97	3,843
VeriSign, Inc.*	1	193
Visa, Inc., Class A†	39	7,328
Western Union Co. (The)(a)	232	6,213

		351,450

Technology Hardware & Equipment — 11.1%
3D Systems Corp.*	89	779
Amphenol Corp., Class A	6	649
Anixter International, Inc.*	111	10,223
Apple, Inc.†	532	156,222
Arista Networks, Inc.*	2	407
CDW Corp.	2	286
Ciena Corp.*	315	13,447
Cisco Systems, Inc.†	2,191	105,080
Comtech Telecommunications Corp.	41	1,455
Corning, Inc.	15	437

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Diebold Nixdorf, Inc.*	297	$3,136
Dolby Laboratories, Inc., Class A	108	7,430
EchoStar Corp., Class A*	195	8,445
ePlus, Inc.*	7	590
F5 Networks, Inc.*	1	140
FLIR Systems, Inc.	2	104
Hewlett Packard Enterprise Co.	24	381
HP, Inc.†	698	14,344
IPG Photonics Corp.(a)*	1	145
Juniper Networks, Inc.	6	148
KEMET Corp.	53	1,434
Keysight Technologies, Inc.*	3	308
Knowles Corp.*	9	190
Methode Electronics, Inc.	88	3,463
Motorola Solutions, Inc.†	4	645
MTS Systems Corp.	11	528
NCR Corp.*	162	5,696
NetApp, Inc.	5	311
NetScout Systems, Inc.*	164	3,947
OSI Systems, Inc.†*	71	7,153
Plexus Corp.*	30	2,308
Sanmina Corp.*	144	4,931
ScanSource, Inc.*	15	554
Seagate Technology PLC (Ireland)	5	298
SYNNEX Corp.	7	902
TE Connectivity Ltd. (Switzerland)†	69	6,613
Tech Data Corp.*	45	6,462
Viavi Solutions, Inc.*	415	6,225
Western Digital Corp.	5	317
Xerox Holdings Corp.	129	4,756
Zebra Technologies Corp., Class A*	1	255

		381,144

Telecommunication Services — 6.8%
AT&T, Inc.†	2,986	116,693
BCE, Inc. (Canada)	27	1,251
CenturyLink, Inc.(a)	19	251
Cogent Communications Holdings, Inc.	11	724
Gogo, Inc.(a)*	403	2,579
Intelsat SA (Luxembourg)*	172	1,209
Iridium Communications, Inc.(a)*	155	3,819
TELUS Corp. (Canada)	2	77
T-Mobile US, Inc.*	12	941
Verizon Communications, Inc.†	1,699	104,319

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Zayo Group Holdings, Inc.*	49	$1,698

		233,561

Transportation — 2.7%
Alaska Air Group, Inc.(a)	65	4,404
American Airlines Group, Inc.(a)	7	201
CH Robinson Worldwide, Inc.(a)	2	156
CSX Corp.†	274	19,827
Delta Air Lines, Inc.†	341	19,942
Expeditors International of Washington, Inc.	3	234
FedEx Corp.	5	756
JB Hunt Transport Services, Inc.(a)	1	117
JetBlue Airways Corp.†*	557	10,427
Kansas City Southern	1	153
Knight-Swift Transportation Holdings, Inc.	4	143
Landstar System, Inc.	32	3,644
Marten Transport Ltd.	4	86
Norfolk Southern Corp.	4	777
Old Dominion Freight Line, Inc.	2	380
Schneider National, Inc., Class B	56	1,222
Southwest Airlines Co.†	277	14,952
Union Pacific Corp.†	13	2,350
United Airlines Holdings, Inc.*	4	352
United Parcel Service, Inc., Class B	16	1,873
XPO Logistics, Inc.(a)*	141	11,238

		93,234

Utilities — 1.6%
AES Corp.	80	1,592
Alliant Energy Corp.	4	219
Ameren Corp.	5	384
American Electric Power Co., Inc.	6	567
American Water Works Co., Inc.	2	246
Atmos Energy Corp.	1	112
CenterPoint Energy, Inc.	7	191
CMS Energy Corp.	5	314
Consolidated Edison, Inc.	4	362
Dominion Energy, Inc.	10	828
DTE Energy Co.	3	390
Duke Energy Corp.	12	1,095
Edison International	4	302
El Paso Electric Co.	33	2,240
Entergy Corp.	2	240
Evergy, Inc.	4	260

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Eversource Energy(a)	4	$340
Exelon Corp.	17	775
FirstEnergy Corp.	10	486
NextEra Energy, Inc.	9	2,179
NiSource, Inc.	5	139
NRG Energy, Inc.	137	5,446
OGE Energy Corp.	70	3,113
Pinnacle West Capital Corp.	2	180
PPL Corp.	10	359
Public Service Enterprise Group, Inc.	9	531
Sempra Energy†	5	757
Southern Co. (The)	454	28,920
TransAlta Corp. (Canada)	7	50
Vistra Energy Corp.	58	1,333
WEC Energy Group, Inc.	6	553
Xcel Energy, Inc.	7	444

		54,947

TOTAL COMMON STOCKS (Cost $4,271,610)		4,785,111

TOTAL LONG POSITIONS - 139.7%		4,785,111

(Cost $4,271,610)

SHORT POSITIONS — (40.5)%
COMMON STOCKS — (40.5)%
Automobiles & Components — (0.3)%
Fox Factory Holding Corp.*	(104)	(7,235)
Winnebago Industries, Inc.	(48)	(2,543)

		(9,778)

Capital Goods — (2.4)%
Advanced Drainage Systems, Inc.	(45)	(1,748)
Aegion Corp.*	(2)	(45)
Allison Transmission Holdings, Inc.	(196)	(9,471)
Ameresco, Inc., Class A*	(119)	(2,083)
Beacon Roofing Supply, Inc.*	(174)	(5,565)
CAE, Inc. (Canada)	(26)	(688)
Chart Industries, Inc.*	(127)	(8,571)
Construction Partners, Inc., Class A*	(107)	(1,805)
Douglas Dynamics, Inc.	(14)	(770)
DXP Enterprises, Inc.*	(7)	(279)
Energy Recovery, Inc.*	(8)	(78)
Federal Signal Corp.	(147)	(4,741)
Fluor Corp.	(72)	(1,359)

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Graco, Inc.	(39)	$(2,028)
Great Lakes Dredge & Dock Corp.*	(26)	(295)
Lincoln Electric Holdings, Inc.	(20)	(1,935)
Lindsay Corp.	(1)	(96)
Mueller Water Products, Inc., Class A	(290)	(3,474)
MYR Group, Inc.*	(71)	(2,314)
National Presto Industries, Inc.	(3)	(265)
Navistar International Corp.*	(11)	(318)
NV5 Global, Inc.*	(97)	(4,894)
Resideo Technologies, Inc.*	(830)	(9,902)
Sunrun, Inc.*	(511)	(7,057)
Systemax, Inc.	(6)	(151)
Trex Co., Inc.*	(41)	(3,685)
TriMas Corp.*	(1)	(31)
Vicor Corp.*	(155)	(7,242)

		(80,890)

Commercial & Professional Services — (0.8)%
Casella Waste Systems, Inc., Class A*	(7)	(322)
Covanta Holding Corp.	(139)	(2,063)
Forrester Research, Inc.	(54)	(2,252)
Insperity, Inc.	(87)	(7,485)
Korn Ferry	(236)	(10,006)
Viad Corp.	(77)	(5,198)

		(27,326)

Consumer Durables & Apparel — (2.5)%
Carter’s, Inc.	(2)	(219)
Columbia Sportswear Co.	(38)	(3,807)
Deckers Outdoor Corp.*	(45)	(7,599)
Fossil Group, Inc.*	(51)	(402)
Gildan Activewear, Inc. (Canada)	(43)	(1,270)
GoPro, Inc., Class A*	(1,614)	(7,005)
Helen of Troy Ltd. (Bermuda)*	(35)	(6,293)
iRobot Corp.*	(261)	(13,214)
Kontoor Brands, Inc.	(5)	(210)
Levi Strauss & Co., Class A	(303)	(5,845)
Lovesac Co. (The)*	(35)	(562)
Lululemon Athletica, Inc.*	(36)	(8,340)
Movado Group, Inc.	(187)	(4,065)
Oxford Industries, Inc.	(5)	(377)
Skechers U.S.A., Inc., Class A*	(7)	(302)
Sonos, Inc.*	(551)	(8,607)
Sturm Ruger & Co., Inc.	(156)	(7,337)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
YETI Holdings, Inc.*	(285)	$(9,912)

		(85,366)

Consumer Services — (2.2)%
Brinker International, Inc.	(83)	(3,486)
Choice Hotels International, Inc.	(98)	(10,136)
Dave & Buster’s Entertainment, Inc.	(163)	(6,548)
Graham Holdings Co., Class B	(8)	(5,112)
Grand Canyon Education, Inc.*	(48)	(4,598)
Houghton Mifflin Harcourt Co.*	(329)	(2,056)
International Game Technology PLC (United Kingdom)	(247)	(3,698)
K12, Inc.*	(221)	(4,497)
Lindblad Expeditions Holdings, Inc.*	(29)	(474)
Monarch Casino & Resort, Inc.*	(18)	(874)
Regis Corp.*	(163)	(2,913)
Shake Shack, Inc., Class A*	(103)	(6,136)
Stars Group, Inc. (The) (Canada)*	(110)	(2,870)
Twin River Worldwide Holdings, Inc.	(40)	(1,026)
Vail Resorts, Inc.	(45)	(10,792)
Wingstop, Inc.	(133)	(11,469)

		(76,685)

Energy — (3.7)%
Antero Resources Corp.*	(2,340)	(6,669)
Apergy Corp.*	(7)	(236)
Archrock, Inc.	(339)	(3,404)
Berry Petroleum Corp.	(5)	(47)
Brigham Minerals, Inc., Class A	(6)	(129)
Centennial Resource Development, Inc., Class A*	(1,715)	(7,923)
Chesapeake Energy Corp.*	(2,517)	(2,078)
Continental Resources, Inc.	(8)	(274)
Delek US Holdings, Inc.	(73)	(2,448)
Diamond Offshore Drilling, Inc.*	(938)	(6,744)
Enbridge, Inc. (Canada)	(57)	(2,267)
Encana Corp. (Canada)	(1,044)	(4,896)
Enerplus Corp. (Canada)	(46)	(328)
Equitrans Midstream Corp.	(954)	(12,745)
Exterran Corp.*	(136)	(1,065)
Extraction Oil & Gas, Inc.*	(1,242)	(2,633)
Jagged Peak Energy, Inc.*	(772)	(6,554)
KLX Energy Services Holdings, Inc.*	(81)	(522)
Laredo Petroleum, Inc.*	(833)	(2,391)
National Energy Services Reunited Corp. (British Virgin Islands)*	(180)	(1,642)

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
NexGen Energy Ltd. (Canada)*	(104)	$(133)
Northern Oil and Gas, Inc.*	(2,093)	(4,898)
REX American Resources Corp.*	(7)	(574)
RPC, Inc.	(1,865)	(9,773)
SEACOR Holdings, Inc.*	(20)	(863)
SM Energy Co.	(311)	(3,496)
Southwestern Energy Co.*	(3,930)	(9,511)
Talos Energy, Inc.*	(134)	(4,040)
Targa Resources Corp.	(151)	(6,165)
Unit Corp.*	(350)	(243)
Valaris PLC (United Kingdom)	(1,898)	(12,451)
W&T Offshore, Inc.*	(1,469)	(8,168)

		(125,310)

Food & Staples Retailing — (0.5)%
Chefs’ Warehouse, Inc. (The)*	(132)	(5,031)
US Foods Holding Corp.*	(307)	(12,860)

		(17,891)

Food, Beverage & Tobacco — (0.6)%
B&G Foods, Inc.	(528)	(9,467)
Boston Beer Co., Inc. (The), Class A*	(8)	(3,023)
Universal Corp.	(112)	(6,391)

		(18,881)

Health Care Equipment & Services — (3.1)%
Avanos Medical, Inc.*	(229)	(7,717)
BioTelemetry, Inc.*	(75)	(3,473)
Brookdale Senior Living, Inc.*	(706)	(5,133)
Cantel Medical Corp.	(155)	(10,990)
Cardiovascular Systems, Inc.*	(26)	(1,263)
Cerus Corp.*	(902)	(3,806)
CorVel Corp.*	(2)	(175)
Encompass Health Corp.	(129)	(8,936)
Ensign Group, Inc. (The)	(15)	(681)
Glaukos Corp.*	(106)	(5,774)
HealthEquity, Inc.*	(117)	(8,666)
Integer Holdings Corp.*	(39)	(3,137)
iRhythm Technologies, Inc.*	(13)	(885)
LeMaitre Vascular, Inc.	(49)	(1,762)
LHC Group, Inc.*	(38)	(5,235)
Merit Medical Systems, Inc.*	(443)	(13,830)
Mesa Laboratories, Inc.	(1)	(249)
OraSure Technologies, Inc.*	(310)	(2,489)
OrthoPediatrics Corp.*	(75)	(3,524)
PetIQ, Inc.*	(254)	(6,363)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Providence Service Corp. (The)*	(23)	$(1,361)
Senseonics Holdings, Inc.*	(1,577)	(1,445)
SI-BONE, Inc.*	(6)	(129)
Tabula Rasa HealthCare, Inc.*	(117)	(5,696)
Vocera Communications, Inc.*	(153)	(3,176)

		(105,895)

Household & Personal Products — 0.0%
BellRing Brands, Inc., Class A*	(26)	(554)

Materials — (3.7)%
AdvanSix, Inc.*	(84)	(1,677)
AK Steel Holding Corp.*	(1,943)	(6,392)
Barrick Gold Corp. (Canada)	(858)	(15,950)
Berry Global Group, Inc.*	(242)	(11,493)
Clearwater Paper Corp.*	(59)	(1,260)
Cleveland-Cliffs, Inc.	(1,670)	(14,028)
Fortuna Silver Mines, Inc. (Canada)*	(2,571)	(10,490)
FutureFuel Corp.	(1)	(12)
Hudbay Minerals, Inc. (Canada)	(609)	(2,527)
Innophos Holdings, Inc.	(9)	(288)
Livent Corp.*	(800)	(6,840)
Louisiana-Pacific Corp.	(478)	(14,182)
Methanex Corp. (Canada)	(172)	(6,644)
New Gold, Inc. (Canada)*	(2,479)	(2,182)
Norbord, Inc. (Canada)	(92)	(2,459)
Pretium Resources, Inc. (Canada)*	(4)	(45)
Quaker Chemical Corp.	(52)	(8,555)
SilverCrest Metals, Inc. (Canada)*	(39)	(263)
Teck Resources Ltd., Class B (Canada)	(17)	(295)
Tronox Holdings PLC, Class A (United Kingdom)	(1,013)	(11,568)
United States Steel Corp.	(640)	(7,302)
US Concrete, Inc.*	(62)	(2,583)

		(127,035)

Media & Entertainment — (2.8)%
ANGI Homeservices, Inc., Class A*	(109)	(923)
Emerald Expositions Events, Inc.	(18)	(190)
EW Scripps Co. (The), Class A	(317)	(4,980)
Glu Mobile, Inc.*	(1,224)	(7,405)
IAC/InterActiveCorp.*	(20)	(4,982)
John Wiley & Sons, Inc., Class A	(24)	(1,164)
Madison Square Garden Co. (The), Class A*	(33)	(9,708)

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Meredith Corp.	(245)	$(7,955)
Nexstar Media Group, Inc., Class A	(124)	(14,539)
Pinterest, Inc., Class A*	(59)	(1,100)
Sinclair Broadcast Group, Inc., Class A	(344)	(11,469)
TEGNA, Inc.	(681)	(11,366)
World Wrestling Entertainment, Inc., Class A	(248)	(16,088)
Zillow Group, Inc., Class C*	(91)	(4,181)

		(96,050)

Pharmaceuticals, Biotechnology & Life Sciences — (4.2)%
Acceleron Pharma, Inc.*	(54)	(2,863)
Acorda Therapeutics, Inc.*	(88)	(180)
Akebia Therapeutics, Inc.*	(78)	(493)
Alector, Inc.*	(45)	(775)
Allogene Therapeutics, Inc.*	(193)	(5,014)
Amphastar Pharmaceuticals, Inc.*	(121)	(2,334)
Arena Pharmaceuticals, Inc.*	(103)	(4,678)
Bluebird Bio, Inc.*	(108)	(9,477)
Cara Therapeutics, Inc.*	(145)	(2,336)
CareDx, Inc.*	(228)	(4,918)
Cronos Group, Inc. (Canada)*	(1,725)	(13,231)
Cytokinetics, Inc.*	(78)	(828)
Denali Therapeutics, Inc.*	(255)	(4,442)
Elanco Animal Health, Inc.*	(275)	(8,099)
Emergent BioSolutions, Inc.*	(112)	(6,042)
Enanta Pharmaceuticals, Inc.*	(31)	(1,915)
Esperion Therapeutics, Inc.*	(52)	(3,101)
Exelixis, Inc.*	(408)	(7,189)
Fate Therapeutics, Inc.*	(21)	(411)
FibroGen, Inc.*	(90)	(3,860)
Fluidigm Corp.*	(450)	(1,566)
Gossamer Bio, Inc.*	(96)	(1,500)
Homology Medicines, Inc.*	(112)	(2,318)
Horizon Therapeutics PLC (Ireland)*	(164)	(5,937)
Intrexon Corp.*	(419)	(2,296)
Invitae Corp.*	(15)	(242)
Kura Oncology, Inc.*	(5)	(69)
Luminex Corp.	(149)	(3,451)
Medpace Holdings, Inc.*	(9)	(757)
MyoKardia, Inc.*	(23)	(1,676)
Phibro Animal Health Corp., Class A	(186)	(4,618)
Prevail Therapeutics, Inc.*	(4)	(63)
Principia Biopharma, Inc.*	(79)	(4,328)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Progenics Pharmaceuticals, Inc.*	(10)	$(51)
Quanterix Corp.*	(27)	(638)
REGENXBIO, Inc.*	(85)	(3,482)
Revance Therapeutics, Inc.*	(45)	(730)
Rhythm Pharmaceuticals, Inc.*	(51)	(1,171)
Rubius Therapeutics, Inc.*	(160)	(1,520)
Sage Therapeutics, Inc.*	(27)	(1,949)
Sangamo Therapeutics, Inc.*	(428)	(3,582)
Stemline Therapeutics, Inc.*	(18)	(191)
Syneos Health, Inc.*	(21)	(1,249)
Tricida, Inc.*	(79)	(2,981)
Ultragenyx Pharmaceutical, Inc.*	(147)	(6,278)
WaVe Life Sciences Ltd. (Singapore)*	(4)	(32)
Xencor, Inc.*	(160)	(5,502)
Y-mAbs Therapeutics, Inc.*	(21)	(656)
ZIOPHARM Oncology, Inc.*	(667)	(3,148)

		(144,167)

Retailing — (2.6)%
1-800-Flowers.com, Inc., Class A*	(80)	(1,160)
Abercrombie & Fitch Co., Class A	(379)	(6,553)
At Home Group, Inc.*	(1,159)	(6,374)
Boot Barn Holdings, Inc.*	(197)	(8,772)
Core-Mark Holding Co., Inc.	(258)	(7,015)
Dick’s Sporting Goods, Inc.	(120)	(5,939)
Etsy, Inc.*	(80)	(3,544)
Five Below, Inc.*	(61)	(7,799)
Funko, Inc., Class A*	(53)	(909)
Grubhub, Inc.*	(135)	(6,566)
Hudson Ltd., Class A (Bermuda)*	(1)	(15)
Lands’ End, Inc.*	(33)	(554)
Monro, Inc.	(135)	(10,557)
Party City Holdco, Inc.*	(1,667)	(3,901)
Stitch Fix, Inc., Class A*	(2)	(51)
Urban Outfitters, Inc.*	(224)	(6,220)
Wayfair, Inc., Class A*	(157)	(14,188)

		(90,117)

Semiconductors & Semiconductor Equipment — (2.3)%
Advanced Energy Industries, Inc.*	(179)	(12,745)
Cabot Microelectronics Corp.	(32)	(4,618)
Cohu, Inc.	(76)	(1,737)
Cypress Semiconductor Corp.	(495)	(11,548)
Diodes, Inc.*	(27)	(1,522)
Enphase Energy, Inc.*	(613)	(16,018)

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Entegris, Inc.	(31)	$(1,553)
First Solar, Inc.*	(213)	(11,919)
Marvell Technology Group Ltd. (Bermuda)	(471)	(12,510)
Rambus, Inc.*	(8)	(110)
Semtech Corp.*	(66)	(3,491)
Silicon Laboratories, Inc.*	(16)	(1,856)

		(79,627)

Software & Services — (3.9)%
2U, Inc.*	(328)	(7,869)
8x8, Inc.*	(468)	(8,564)
Altair Engineering, Inc., Class A*	(289)	(10,378)
Avaya Holdings Corp.*	(595)	(8,032)
Benefitfocus, Inc.*	(99)	(2,172)
BlackBerry Ltd. (Canada)*	(907)	(5,823)
CDK Global, Inc.	(36)	(1,968)
Conduent, Inc.*	(1,833)	(11,365)
Dropbox, Inc., Class A*	(487)	(8,722)
Elastic NV (Netherlands)*	(65)	(4,180)
Endurance International Group Holdings, Inc.*	(9)	(42)
FireEye, Inc.*	(10)	(165)
ForeScout Technologies, Inc.*	(3)	(98)
Globant SA (Luxembourg)*	(4)	(424)
Guidewire Software, Inc.*	(55)	(6,037)
LivePerson, Inc.*	(121)	(4,477)
LogMeIn, Inc.	(4)	(343)
MAXIMUS, Inc.	(70)	(5,207)
MobileIron, Inc.*	(1)	(5)
Palo Alto Networks, Inc.*	(54)	(12,488)
Perficient, Inc.*	(28)	(1,290)
Pluralsight, Inc., Class A*	(334)	(5,748)
SVMK, Inc.*	(119)	(2,127)
Switch, Inc., Class A	(82)	(1,215)
TiVo Corp.	(382)	(3,239)
Tucows, Inc., Class A*	(17)	(1,050)
Twilio, Inc., Class A*	(70)	(6,880)
Verint Systems, Inc.*	(82)	(4,540)
Virtusa Corp.*	(36)	(1,632)
Yext, Inc.*	(425)	(6,128)
Zuora, Inc., Class A*	(87)	(1,247)

		(133,455)

Technology Hardware & Equipment — (2.2)%
AVX Corp.	(242)	(4,954)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Belden, Inc.	(202)	$(11,110)
Casa Systems, Inc.*	(193)	(789)
Coherent, Inc.*	(11)	(1,830)
CTS Corp.	(5)	(150)
Extreme Networks, Inc.*	(290)	(2,137)
Fabrinet (Cayman Islands)*	(53)	(3,437)
II-VI, Inc.*	(377)	(12,694)
Insight Enterprises, Inc.*	(148)	(10,403)
Littelfuse, Inc.	(53)	(10,139)
NETGEAR, Inc.*	(256)	(6,275)
Novanta, Inc. (Canada)*	(79)	(6,987)
Pure Storage, Inc., Class A*	(97)	(1,660)
Ribbon Communications, Inc.*	(206)	(639)
Stratasys Ltd. (Israel)*	(112)	(2,265)
TTM Technologies, Inc.*	(52)	(783)

		(76,252)

Telecommunication Services — (0.4)%
Bandwidth, Inc., Class A*	(53)	(3,395)
Globalstar, Inc.*	(204)	(106)
Rogers Communications, Inc., Class B (Canada)	(105)	(5,215)
Shenandoah Telecommunications Co.	(15)	(624)
Vonage Holdings Corp.*	(645)	(4,779)

		(14,119)

Transportation — (0.9)%
Air Transport Services Group, Inc.*	(81)	(1,900)
Atlas Air Worldwide Holdings, Inc.*	(205)	(5,652)
Heartland Express, Inc.	(265)	(5,578)
Hub Group, Inc., Class A*	(45)	(2,308)
Matson, Inc.	(48)	(1,958)
Ryder System, Inc.	(152)	(8,255)
Saia, Inc.*	(51)	(4,749)

		(30,400)

Utilities — (1.4)%
ALLETE, Inc.	(36)	(2,922)
Avangrid, Inc.	(29)	(1,484)
Black Hills Corp.	(90)	(7,069)
Clearway Energy, Inc., Class A	(218)	(4,168)
Fortis, Inc. (Canada)	(171)	(7,100)
MGE Energy, Inc.	(7)	(552)
Middlesex Water Co.	(29)	(1,844)
National Fuel Gas Co.	(43)	(2,001)

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
New Jersey Resources Corp.	(22)	$(981)
NorthWestern Corp.	(6)	(430)
Otter Tail Corp.	(72)	(3,693)
PNM Resources, Inc.	(3)	(152)
Portland General Electric Co.	(59)	(3,292)
Southwest Gas Holdings, Inc.	(69)	(5,242)
Spire, Inc.	(63)	(5,249)
Sunnova Energy International, Inc.*	(44)	(491)
York Water Co. (The)	(3)	(138)

		(46,808)

TOTAL COMMON STOCK (Proceeds $1,371,211)		(1,386,606)

TOTAL SECURITES SOLD SHORT - (40.5)%		(1,386,606)

(Proceeds $1,371,211)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		27,673

NET ASSETS - 100.0%		$3,426,178

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)

The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 was $208,083, which was collateralized by $28,255 in cash and $183,572 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 1/9/2020 - 8/15/2049.

(b)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR	Contingent Value Rights
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a long common stock security with end of period value of $74, which is considered Level 2 as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.